Leases - Schedule of Future Minimum Payments (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Future Minimum Payments [Abstract]
2026	¥ 2,479,065	$ 352,701
2027	1,502,656	213,786
2028	1,248,788	177,667
2029	1,168,715	166,275
2030	679,907	96,732
Thereafter	79,625	11,328
Total lease payments	7,158,756	1,018,489
Less: imputed interest	473,579	67,377
Total operating lease liabilities, net of interest	¥ 6,685,177	$ 951,112	¥ 2,710,673